Commitments (Schedule of Future Minimum Lease Payments) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments [Abstract]
Rental expenses	¥ 36,706	¥ 15,947	¥ 11,758
Minimum lease payments
2016	59,367
2017	51,682
2018	45,009
2019	45,583
2020	42,403
2021 and after	126,402
Total lease commitment	¥ 370,446